Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Quaker Investment Trust
Entity Central Index Key	0000870355
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000226008
Shareholder Report [Line Items]
Fund Name	CCM Affordable Housing MBS ETF
Trading Symbol	OWNS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CCM Affordable Housing MBS ETF (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	888-272-0007
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Affordable Housing MBS ETF	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended June 30, 2024, the CCM Affordable Housing ETF (OWNS) returned 1.62% on a NAV basis. The ETF’s benchmark, The Bloomberg U.S. Mortgage Backed Securities Index (USD) returned 2.12%.

Real gross domestic product growth in the U.S. during the ETF’s fiscal year ended June 30, 2024, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end of the curve were relatively unchanged. The ETF had an underweight to lower coupon mortgages during the fiscal year, leading to an overall duration that was shorter than its benchmark. This yield curve positioning contributed positively to performance given the move in interest rates.

The portfolio management team employs an active management strategy, meaning that the portfolio management team makes specific investment decisions with the goal of outperforming the Fund’s benchmark. The ETF was overweight higher coupons which outperformed during the fiscal year and underweight lower coupons which underperformed. The ETF’s overweight to 30-year mortgage-backed securities and relative underweight to 15 and 20-year mortgage-backed securities negatively impacted its relative performance versus its benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CCM Affordable Housing MBS ETF - $9098	Bloomberg U.S. Aggregate Bond Index (USD)* - $9047	Bloomberg U.S. Mortgage Backed Securities Index (USD) - $9108
Jul/21	$10000	$10000	$10000
Jun/22	$9078	$8898	$9057
Jun/23	$8953	$8815	$8919
Jun/24	$9098	$9047	$9108

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
CCM Affordable Housing MBS ETF	1.62%	- 3.17%
Bloomberg U.S. Aggregate Bond Index (USD)*	2.63%	- 3.36%
Bloomberg U.S. Mortgage Backed Securities Index (USD)	2.12%	- 3.14%

AssetsNet	$ 117,435,781
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 39,625
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$117,435,781	206	$39,625	58%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.8%
Mortgage-Backed Securities	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
FHLMC	3.000%	08/01/52	6.9%
FNMA	2.500%	12/01/51	5.0%
FNMA	2.000%	09/01/51	3.4%
FNMA	4.500%	09/01/53	2.4%
FNMA	3.500%	05/01/52	2.1%
FNMA	2.500%	08/01/51	2.1%
FNMA	5.000%	12/01/53	2.0%
FNMA	2.000%	02/01/52	2.0%
FNMA	5.000%	11/01/53	1.8%
FNMA	4.000%	09/01/53	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective as of close of business on March 18, 2024, the Impact Shares Affordable Housing MBS ETF was reorganized into the CCM Affordable Housing MBS ETF.

This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://funddocs.filepoint.com/ccmowns/ or upon request at 888-272-0007.

Updated Prospectus Phone Number	888-272-0007